Consolidated Statements of Shareholders' Equity	USD ($)	CAD ($)	Common Shares CAD ($)	Contributed Capital CAD ($)	Deficit CAD ($)
Balance, amount at Dec. 31, 2019			$ 95,313,064	$ 9,306,493	$ (77,850,486)
Issuance of common stock, net of share issuance costs for Rights Offering (Note 15)			0
Issuance of common stock, net of share issuance costs for Private placement (Note 15)			0
Issuance of common stock, net of share issuance costs for Employee Share Purchase Plan (Note 15)			14,059
Recognition Of Stock Based Compensation Expense (note 18)			49,223
Net Income (Loss)		$ (6,028,228)	0	0	(6,028,228)
Balance, amount at Dec. 31, 2020		20,804,125	95,327,123	9,355,716	(83,878,714)
Issuance of common stock, net of share issuance costs for Rights Offering (Note 15)			0
Issuance of common stock, net of share issuance costs for Private placement (Note 15)			0
Issuance of common stock, net of share issuance costs for Employee Share Purchase Plan (Note 15)			173,023
Issuance of common stock, net of share issuance costs for Restricted Stock Unit Plan (Note 15)			114,604
Issuance Of Equity For Intellectual Property (note 16)			207,300
Transfer Of Equity To Common Shares (note 16)			(207,300)
Recognition Of Stock Based Compensation Expense (note 18)			26,250
Net Income (Loss)		(3,123,799)			(3,123,799)
Balance, amount at Dec. 31, 2021	$ 18,158,805	18,158,805	95,779,352	9,381,966	(87,002,513)
Issuance of common stock, net of share issuance costs for Rights Offering (Note 15)			216,062
Issuance of common stock, net of share issuance costs for Private placement (Note 15)			216,182
Issuance of common stock, net of share issuance costs for Employee Share Purchase Plan (Note 15)			89,127
Issuance of common stock, net of share issuance costs for Restricted Stock Unit Plan (Note 15)			122,925
Recognition Of Stock Based Compensation Expense (note 18)			22,552
Net Income (Loss)		(6,733,076)			(6,733,076)
Balance, amount at Dec. 31, 2022		$ 12,092,577	$ 96,423,648	$ 9,404,518	$ (93,735,589)